NET INCOME/ (LOSS) PER SHARE - Additional Information (Details)	12 Months Ended
Dec. 31, 2021 shares
Preferred shares
Antidilutive Securities
Antidilutive securities excluded from computation of earnings per share amount	251,440,808
Share options and RSUs
Antidilutive Securities
Antidilutive securities excluded from computation of earnings per share amount	78,376,179